Corporate Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Disclosure of Detailed Information for Changes in the Carrying Amount of Derivative Liabilities
The changes in the carrying amount of the Stream Arrangement derivative liabilities prior to disposition were as follows:

Balance – December 31, 2021	$39,986
Gold and silver delivered	(6,119)
Change in fair value	685
Balance – April 21, 2022	$34,552

Disclosure of the Carrying Amounts of the Assets Derecognized on Disposition	The carrying amounts of the assets derecognized on disposition were as follows:

Cash	$2,327
Other current receivables	2,109
Mineral properties	15,220
$19,656

Bear Creek
Disclosure of detailed information about business combination [line items]
Disclosure of Analysis of Single Amount of Discontinued Operations
The carrying amounts of the assets and liabilities of Mercedes derecognized on April 21, 2022 were as follows:

Cash and cash equivalents	$16,250
Trade and other receivables	2,144
Inventories	11,468
Mineral properties, plant and equipment	188,998
Other assets	1,308
Total assets	220,168

Accounts payable and accrued liabilities	(13,522)
Derivative liabilities	(34,552)
Reclamation and closure cost provisions	(11,531)
Deferred income tax liabilities	(18,084)
Other liabilities	(2,324)
Total liabilities	(80,013)
Net assets	$140,155